CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2023
Geographic Areas, Revenues from External Customers [Abstract]
CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 9:      CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The following table presents the total revenues for the six months ended June 30, 2022 and 2023, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30,
	2022	2023
	Unaudited
North America (*)	$28,296	$48,572
Europe	22,791	22,741
Africa	10,032	9,153
Asia-Pacific and Middle East	17,239	19,625
India	37,300	46,933
Latin America	25,335	22,536

	$140,993	$169,560

(*) As of June 30, 2022 and 2023, 81% and 93% represent revenues in the United States.

b.
Major customer data as a percentage of total revenues:

In the six months ended June 30, 2022, the Company had revenues from two customers that represent two groups of affiliated companies equaling 22.4% and 14% of total revenues. In the six months ended June 30, 2023, the Company had revenues from two customers that represents one group of affiliated companies equaling 25.2% of total revenues and a costumer that equal 18.8% of total revenues.